Long-term debt	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Long-term debt [text block]
17.	Long- term debt

Long-term debt is comprised of the following:

	Dec. 31, 2018	Dec. 31, 2017	Jan. 1, 2017
Senior unsecured notes (a)	$989,306	$987,903	$986,574
Equipment finance facility (b)	—	—	50,267
Senior secured revolving credit facilities (c)	—	—	202,075
Less: Unamortized transaction costs - revolving credit facilities (d)	(8,276)	(8,328)	(6,752)
	981,030	979,575	1,232,164
Less: current portion	-	-	(16,490)
	$981,030	$979,575	$1,215,674

(a)	Senior unsecured notes

Balance, January 1, 2017	$986,574
Transaction costs	(133)
Change in fair value of embedded derivative (prepayment option)	450
Accretion of transaction costs and premiums	1,012
Balance, December 31, 2017	$987,903
Change in fair value of embedded derivative (prepayment option)	316
Accretion of transaction costs and premiums	1,087
Balance, December 31, 2018	$989,306

The $1,000,000 aggregate principal amount of senior notes are comprised of two series: (i) a series of 7.25% senior notes due 2023 in an aggregate principal amount of $400,000 and (ii) a series of 7.625% senior notes due 2025 in an aggregate principal amount of $600,000.

The senior notes are guaranteed on a senior unsecured basis by substantially all of the Company’s subsidiaries, other than HudBay (BVI) Inc. and certain excluded subsidiaries, which include the Company’s subsidiaries that own an interest in the Rosemont project and any newly formed or acquired subsidiaries that primarily hold or may develop non-producing mineral assets that are in the pre- construction phase of development.

(b)	Equipment finance facility

Balance, January 1, 2017	$50,267
Transaction costs	(326)
Payments made	(54,364)
Write-down of unamortized transaction costs	3,552
Accretion of transaction costs	871
Balance, December 31, 2017	$—

The equipment finance facility was repaid and extinguished during the third quarter of 2017 resulting in the write-down of unamortized transaction costs.

(c)	Senior secured revolving credit facilities

Balance, January 1, 2017	$202,075
Addition to Principal	25,000
Payments made	(227,075)
Balance, December 31, 2017	$—

On June 15, 2018, the Group entered into amendments to its two senior credit facilities to extend the maturity dates from July 14, 2021 to July 14, 2022 and to incorporate various amendments to the terms and conditions of the facilities to provide greater flexibility. The two facilities have substantially similar terms and conditions.

As at December 31, 2018, the South American business unit had $77,567 in letters of credit issued under the Peru facility to support its reclamation obligations and the Manitoba business unit had $50,973 in letters of credit issued under the Canada facility to support its reclamation and pension obligations. Given that these letters of credit are issued under the senior credit facilities, no cash collateral is required to be posted.

(d)	Unamortized transaction costs - revolving credit facilities

Balance, January 1, 2017	$6,752
Accretion of transaction costs	(3,291)
Transaction costs	4,867
Balance, December 31, 2017	$8,328
Accretion of transaction costs	(1,946)
Transaction costs	1,894
Balance, December 31, 2018	$8,276